Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures
Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
BofA Securities, Inc.
(together, the “Specified Parties”)
Re: SMB Private Education Loan Trust 2022-D – Data File Procedures
We have performed the procedures described below on the specified attributes in an electronic data file entitled “2022-LSB_External_Decrypted.xlsx” provided by the Bank on September 9, 2022, containing information on 83,830 student loans (the “Student Loans”) as of September 6, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2022-D. The Bank is responsible for the specified attributes identified by the Bank in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.
•	The term “Sources” means the following information provided by the Bank:
–	Branch Categorization Screen within the ATLAS System;
–	MTJ table exported from the Bank’s accounting system;
–
Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Loan Summary and Credit Bureau Report within the ENCORE System; and,

KPMG LLP, a Delaware limited liability partnership and a member firm of the
KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system.  We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.
•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.
•	The term “Provided Information” means the Sources and Instructions.
The procedures we were instructed by the Bank to perform and the associated findings are as follows:
A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 99.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 630 Student Loans (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions
Social Security Number	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions
Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)
Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen
Original Principal Balance	– “TLDSBAMT” field in the “OTHER” option on #HDI Screen, – sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, – “FINANCIAL INSTITUTION” field on #NM CC Screen, and – Instructions
Current Principal Balance
–  “TOTAL ACCOUNT BALANCE” field or sum of “ACCOUNT BALANCE” field, in the “CYCLE DATE” field on #CSS Screen, and total of all “ACCRUED INTEREST” amounts on #CSS Screen,
–  “EFF-DT” field on #CPH Screen,

2

Attributes	Sources / Instructions

–  total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,
–  accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen,
–  "CUR BAL" field on #BS Screen, and
–  Instructions

Loan Type	“#14” field on #NM CC Screen
Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions
Current Status End Date
–  “CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen,
–  “CYCLE DATE,” “DRAW PERIOD END DATE” fields on #CSS Screen,
–  “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,
–  notation of status change on #CIS Screen or #EDH Screen, and
–  Instructions

Remaining Term
–  “CURR LOAN STAT” field on #EDH Screen,
–  “MISC FIELD 2” field on #BS3 Screen,
–  “#9” field on #NM CC Screen,
–  “CYCLE DATE” field on #CSS Screen,
–  “MATURITY DT” field on #EDH Screen,
–   “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,
–  “DUE DATE” field on #CSS Screen, and
–  Instructions

Repayment Schedule Type	– “MISC FIELD 2” field on #BS3 Screen, – “CYCLE DATE” field on #CSS Screen, – “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and – Instructions
Interest Rate	– “INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen, – “DAYS1” field on #ED2 Screen, – “CYCLE DATE” field on #CSS Screen,

3

Attributes	Sources / Instructions

–  “PER DAY INTEREST” field on #CPO Screen
–  “ACCOUNT BALANCE” field on #CSS Screen,
–  “VAR CASH SET1” field on #CP2 Screen
–  “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen,
–  “DDD_RATE” field on #HDI Screen, and
–  Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen
School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions
State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen
Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen
Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen
The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources.
Based on the results of the procedures performed, there is a 99.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 83,830 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.
We were engaged by the Bank to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
4

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
September 23, 2022
5

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2022D001	51	2022D051	101	2022D101	151	2022D151
2	2022D002	52	2022D052	102	2022D102	152	2022D152
3	2022D003	53	2022D053	103	2022D103	153	2022D153
4	2022D004	54	2022D054	104	2022D104	154	2022D154
5	2022D005	55	2022D055	105	2022D105	155	2022D155
6	2022D006	56	2022D056	106	2022D106	156	2022D156
7	2022D007	57	2022D057	107	2022D107	157	2022D157
8	2022D008	58	2022D058	108	2022D108	158	2022D158
9	2022D009	59	2022D059	109	2022D109	159	2022D159
10	2022D010	60	2022D060	110	2022D110	160	2022D160
11	2022D011	61	2022D061	111	2022D111	161	2022D161
12	2022D012	62	2022D062	112	2022D112	162	2022D162
13	2022D013	63	2022D063	113	2022D113	163	2022D163
14	2022D014	64	2022D064	114	2022D114	164	2022D164
15	2022D015	65	2022D065	115	2022D115	165	2022D165
16	2022D016	66	2022D066	116	2022D116	166	2022D166
17	2022D017	67	2022D067	117	2022D117	167	2022D167
18	2022D018	68	2022D068	118	2022D118	168	2022D168
19	2022D019	69	2022D069	119	2022D119	169	2022D169
20	2022D020	70	2022D070	120	2022D120	170	2022D170
21	2022D021	71	2022D071	121	2022D121	171	2022D171
22	2022D022	72	2022D072	122	2022D122	172	2022D172
23	2022D023	73	2022D073	123	2022D123	173	2022D173
24	2022D024	74	2022D074	124	2022D124	174	2022D174
25	2022D025	75	2022D075	125	2022D125	175	2022D175
26	2022D026	76	2022D076	126	2022D126	176	2022D176
27	2022D027	77	2022D077	127	2022D127	177	2022D177
28	2022D028	78	2022D078	128	2022D128	178	2022D178
29	2022D029	79	2022D079	129	2022D129	179	2022D179
30	2022D030	80	2022D080	130	2022D130	180	2022D180
31	2022D031	81	2022D081	131	2022D131	181	2022D181
32	2022D032	82	2022D082	132	2022D132	182	2022D182
33	2022D033	83	2022D083	133	2022D133	183	2022D183
34	2022D034	84	2022D084	134	2022D134	184	2022D184
35	2022D035	85	2022D085	135	2022D135	185	2022D185
36	2022D036	86	2022D086	136	2022D136	186	2022D186
37	2022D037	87	2022D087	137	2022D137	187	2022D187
38	2022D038	88	2022D088	138	2022D138	188	2022D188
39	2022D039	89	2022D089	139	2022D139	189	2022D189
40	2022D040	90	2022D090	140	2022D140	190	2022D190
41	2022D041	91	2022D091	141	2022D141	191	2022D191
42	2022D042	92	2022D092	142	2022D142	192	2022D192
43	2022D043	93	2022D093	143	2022D143	193	2022D193
44	2022D044	94	2022D094	144	2022D144	194	2022D194
45	2022D045	95	2022D095	145	2022D145	195	2022D195
46	2022D046	96	2022D096	146	2022D146	196	2022D196
47	2022D047	97	2022D097	147	2022D147	197	2022D197
48	2022D048	98	2022D098	148	2022D148	198	2022D198
49	2022D049	99	2022D099	149	2022D149	199	2022D199
50	2022D050	100	2022D100	150	2022D150	200	2022D200

Exhibit A
The Selected Student Loans (Cont.)
Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2022D201	242	2022D242	283	2022D283	324	2022D324
202	2022D202	243	2022D243	284	2022D284	325	2022D325
203	2022D203	244	2022D244	285	2022D285	326	2022D326
204	2022D204	245	2022D245	286	2022D286	327	2022D327
205	2022D205	246	2022D246	287	2022D287	328	2022D328
206	2022D206	247	2022D247	288	2022D288	329	2022D329
207	2022D207	248	2022D248	289	2022D289	330	2022D330
208	2022D208	249	2022D249	290	2022D290	331	2022D331
209	2022D209	250	2022D250	291	2022D291	332	2022D332
210	2022D210	251	2022D251	292	2022D292	333	2022D333
211	2022D211	252	2022D252	293	2022D293	334	2022D334
212	2022D212	253	2022D253	294	2022D294	335	2022D335
213	2022D213	254	2022D254	295	2022D295	336	2022D336
214	2022D214	255	2022D255	296	2022D296	337	2022D337
215	2022D215	256	2022D256	297	2022D297	338	2022D338
216	2022D216	257	2022D257	298	2022D298	339	2022D339
217	2022D217	258	2022D258	299	2022D299	340	2022D340
218	2022D218	259	2022D259	300	2022D300	341	2022D341
219	2022D219	260	2022D260	301	2022D301	342	2022D342
220	2022D220	261	2022D261	302	2022D302	343	2022D343
221	2022D221	262	2022D262	303	2022D303	344	2022D344
222	2022D222	263	2022D263	304	2022D304	345	2022D345
223	2022D223	264	2022D264	305	2022D305	346	2022D346
224	2022D224	265	2022D265	306	2022D306	347	2022D347
225	2022D225	266	2022D266	307	2022D307	348	2022D348
226	2022D226	267	2022D267	308	2022D308	349	2022D349
227	2022D227	268	2022D268	309	2022D309	350	2022D350
228	2022D228	269	2022D269	310	2022D310	351	2022D351
229	2022D229	270	2022D270	311	2022D311	352	2022D352
230	2022D230	271	2022D271	312	2022D312	353	2022D353
231	2022D231	272	2022D272	313	2022D313	354	2022D354
232	2022D232	273	2022D273	314	2022D314	355	2022D355
233	2022D233	274	2022D274	315	2022D315	356	2022D356
234	2022D234	275	2022D275	316	2022D316	357	2022D357
235	2022D235	276	2022D276	317	2022D317	358	2022D358
236	2022D236	277	2022D277	318	2022D318	359	2022D359
237	2022D237	278	2022D278	319	2022D319	360	2022D360
238	2022D238	279	2022D279	320	2022D320	361	2022D361
239	2022D239	280	2022D280	321	2022D321	362	2022D362
240	2022D240	281	2022D281	322	2022D322	363	2022D363
241	2022D241	282	2022D282	323	2022D323	364	2022D364

Exhibit A
The Selected Student Loans (Cont.)
Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
365	2022D365	406	2022D406	447	2022D447	488	2022D488
366	2022D366	407	2022D407	448	2022D448	489	2022D489
367	2022D367	408	2022D408	449	2022D449	490	2022D490
368	2022D368	409	2022D409	450	2022D450	491	2022D491
369	2022D369	410	2022D410	451	2022D451	492	2022D492
370	2022D370	411	2022D411	452	2022D452	493	2022D493
371	2022D371	412	2022D412	453	2022D453	494	2022D494
372	2022D372	413	2022D413	454	2022D454	495	2022D495
373	2022D373	414	2022D414	455	2022D455	496	2022D496
374	2022D374	415	2022D415	456	2022D456	497	2022D497
375	2022D375	416	2022D416	457	2022D457	498	2022D498
376	2022D376	417	2022D417	458	2022D458	499	2022D499
377	2022D377	418	2022D418	459	2022D459	500	2022D500
378	2022D378	419	2022D419	460	2022D460	501	2022D501
379	2022D379	420	2022D420	461	2022D461	502	2022D502
380	2022D380	421	2022D421	462	2022D462	503	2022D503
381	2022D381	422	2022D422	463	2022D463	504	2022D504
382	2022D382	423	2022D423	464	2022D464	505	2022D505
383	2022D383	424	2022D424	465	2022D465	506	2022D506
384	2022D384	425	2022D425	466	2022D466	507	2022D507
385	2022D385	426	2022D426	467	2022D467	508	2022D508
386	2022D386	427	2022D427	468	2022D468	509	2022D509
387	2022D387	428	2022D428	469	2022D469	510	2022D510
388	2022D388	429	2022D429	470	2022D470	511	2022D511
389	2022D389	430	2022D430	471	2022D471	512	2022D512
390	2022D390	431	2022D431	472	2022D472	513	2022D513
391	2022D391	432	2022D432	473	2022D473	514	2022D514
392	2022D392	433	2022D433	474	2022D474	515	2022D515
393	2022D393	434	2022D434	475	2022D475	516	2022D516
394	2022D394	435	2022D435	476	2022D476	517	2022D517
395	2022D395	436	2022D436	477	2022D477	518	2022D518
396	2022D396	437	2022D437	478	2022D478	519	2022D519
397	2022D397	438	2022D438	479	2022D479	520	2022D520
398	2022D398	439	2022D439	480	2022D480	521	2022D521
399	2022D399	440	2022D440	481	2022D481	522	2022D522
400	2022D400	441	2022D441	482	2022D482	523	2022D523
401	2022D401	442	2022D442	483	2022D483	524	2022D524
402	2022D402	443	2022D443	484	2022D484	525	2022D525
403	2022D403	444	2022D444	485	2022D485	526	2022D526
404	2022D404	445	2022D445	486	2022D486	527	2022D527
405	2022D405	446	2022D446	487	2022D487	528	2022D528

Exhibit A
The Selected Student Loans (Cont.)
Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
529	2022D529	555	2022D555	581	2022D581	607	2022D607
530	2022D530	556	2022D556	582	2022D582	608	2022D608
531	2022D531	557	2022D557	583	2022D583	609	2022D609
532	2022D532	558	2022D558	584	2022D584	610	2022D610
533	2022D533	559	2022D559	585	2022D585	611	2022D611
534	2022D534	560	2022D560	586	2022D586	612	2022D612
535	2022D535	561	2022D561	587	2022D587	613	2022D613
536	2022D536	562	2022D562	588	2022D588	614	2022D614
537	2022D537	563	2022D563	589	2022D589	615	2022D615
538	2022D538	564	2022D564	590	2022D590	616	2022D616
539	2022D539	565	2022D565	591	2022D591	617	2022D617
540	2022D540	566	2022D566	592	2022D592	618	2022D618
541	2022D541	567	2022D567	593	2022D593	619	2022D619
542	2022D542	568	2022D568	594	2022D594	620	2022D620
543	2022D543	569	2022D569	595	2022D595	621	2022D621
544	2022D544	570	2022D570	596	2022D596	622	2022D622
545	2022D545	571	2022D571	597	2022D597	623	2022D623
546	2022D546	572	2022D572	598	2022D598	624	2022D624
547	2022D547	573	2022D573	599	2022D599	625	2022D625
548	2022D548	574	2022D574	600	2022D600	626	2022D626
549	2022D549	575	2022D575	601	2022D601	627	2022D627
550	2022D550	576	2022D576	602	2022D602	628	2022D628
551	2022D551	577	2022D577	603	2022D603	629	2022D629
552	2022D552	578	2022D578	604	2022D604	630	2022D630
553	2022D553	579	2022D579	605	2022D605
554	2022D554	580	2022D580	606	2022D606
529	2022D529	555	2022D555	581	2022D581
530	2022D530	556	2022D556	582	2022D582
531	2022D531	557	2022D557	583	2022D583
532	2022D532	558	2022D558	584	2022D584
533	2022D533	559	2022D559	585	2022D585
534	2022D534	560	2022D560	586	2022D586
535	2022D535	561	2022D561	587	2022D587
536	2022D536	562	2022D562	588	2022D588
537	2022D537	563	2022D563	589	2022D589
538	2022D538	564	2022D564	590	2022D590
539	2022D539	565	2022D565	591	2022D591
540	2022D540	566	2022D566	592	2022D592
541	2022D541	567	2022D567	593	2022D593
542	2022D542	568	2022D568	594	2022D594
543	2022D543	569	2022D569	595	2022D595

Note: The Bank has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

Exhibit B
Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note
(i)         Compare the Social Security Number in the “Borrower SSN” field in the Data File to the Social Security Number on the Promissory Note,
(ii)        Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and
(iii)      Observe Signature(s) on the Promissory Note.
In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note.
In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrower SSN” field in the Data File, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File.
In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance
Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen.
In the event the Original Principal Balance in the Data File did not agree,
(i)          for Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or
(ii)         for Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Current Principal Balance
Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:
a)         Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;

Attribute	Instructions

1)         If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 (i.e., the total number of days in the 2022 calendar year); and,
2)         In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.
In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.
b)          In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.
c)          In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen.
d)          In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen.
e)         In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date.

Attribute	Instructions

f)          In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen.
g)         In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:
1)         Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 365 (i.e., the total number of days in the 2022 calendar year); and,
2)         Subtract the Unpaid Interest & Fees stated in the Loan Summary from the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen.
3)         Subtract the recomputed accrued interest from procedure (1) from the remaining payment amount, if any.
4)         Subtract any remaining payment amount from the account balance stated in the “ACCOUNT BALANCE” field on the #CSS Screen

Loan Status
Compare Loan Status in the “Payment Loan Status” field in the Data File as follows:
a)         If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In-Repayment”;
b)         If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,
c)         Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.
d)         In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Attribute	Instructions
Current Status End Date
Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:
a)         If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;
b)         If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen, or the date 6 months after the “DRAW PERIOD END DATE” field on the #CSS Screen;
c)         If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”
(i)         If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;
(ii)         If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date.
d)         If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.
e)         In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, calculate the Recomputed Current Status End Date as follows:
(i)         Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.
(ii)         If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Attribute	Instructions
Remaining Term
Compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:
a)         If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;
b)         If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen; and,
c)         If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months1 between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type
Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:
a)         If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”
b)         If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions

c)         If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”
d)         If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”
e)        If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”
f)         If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”
g)         If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” and,
h)       If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Interest Rate
Compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.
In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:
a)          Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;
b)          If the Cutoff Date was within the range between the loan’s cycle date and the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;
c)          If the Cutoff Date was after the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen.

Attribute	Instructions

d)        In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:
(i)         divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10
(ii)      add 0.0000099 and truncate to five decimals
(iii)      multiply by 365 (i.e., the total number of days in the 2022 calendar year), and
(iv)      round the value to the nearest 0.125 percent.
e)         In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.
f)       In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
Input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:
a)         If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”
b)         If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”
c)         If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”
d)         If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”

Attribute	Instructions

e)         If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”
f)         If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;”
g)         If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit;”
Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.